Revenue Information	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Revenue Information
15.
REVENUE INFORMATION

Revenues consisted of the following:

	For the Six Months Ended June 30,
	2025	2026
	US$	US$
Product revenues	12,088,605	9,466,876
Service revenues	362,521	804,113
Total revenues	12,451,126	10,270,989

The following summarizes the Group’s revenues from the following geographic areas (based on the locations of customers):

	For the Six Months Ended June 30,
	2025	2026
	US$	US$
Europe	4,830,840	6,038,024
PRC	2,401,219	862,278
USA	5,186,643	2,945,420
Others	32,424	425,267
Total revenues	12,451,126	10,270,989

For the six months ended June 30, 2025 and 2026, revenues recognized that was included in the contract liabilities at January 1, 2025 and 2026 amounted to US$2,181,112 and US$1,026,891, respectively.

The Group has elected the practical expedient in ASC 606-10-50-14(a) not to disclose the information about remaining performance obligations which are part of contracts that have an original expected duration of one year or less.